Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 49.4%	Par	Value
A&D Mortgage LLC, Series 2024-NQM6, Class B2, 7.30%, 01/25/2070 (a)(b)	$2,586,000	$2,451,125
Adjustable Rate Mortgage Trust
Series 2005-12, Class 2A1, 4.96%, 03/25/2036 (b)	1,261,455	956,662
Series 2007-2, Class 1A21, 4.99%, 06/25/2037 (b)	1,604,261	1,314,470
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.09%, 05/25/2046 (b)(c)	12,954,950	111,231
Series 2006-6, Class XP, 0.04%, 12/25/2046 (b)(c)	50,247,088	407,152
Series 2007-5, Class XP, 0.07%, 06/25/2047 (b)(c)	11,748,800	141,338
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 6.39% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap) (d)	3,186,613	2,702,474
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040 (a)	1,000,000	962,183
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056 (a)	2,000,000	1,519,866
ATLX Trust
Series 2024-RPL1, Class A2, 4.30%, 04/25/2064 (a)(b)	3,000,000	2,862,786
Series 2024-RPL1, Class M1, 4.30%, 04/25/2064 (a)(b)	3,500,000	3,320,629
ATLXM Trust
Series 2024-RPL2, Class A1, 3.85%, 04/25/2063 (a)(e)	9,609,107	9,194,321
Series 2024-RPL2, Class M1, 3.85%, 04/25/2063 (a)(b)	10,000,000	9,120,530
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037 (f)	119,165	67,650
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 5.04% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,908,192	1,398,976
Series 2007-8, Class 2A1, 7.00%, 10/25/2037 (d)	2,763,570	2,186,885
Series 2007-A, Class 2A2, 4.85% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	648,388	577,900
Series 2007-B, Class A1, 4.85% (1 mo. Term SOFR + 0.53%), 04/20/2047 (d)	2,242,398	1,869,231
Series 2007-C, Class 7A4, 4.87% (1 mo. Term SOFR + 0.55%), 05/20/2047 (d)	1,607,529	1,495,855
Series 2014-R1, Class A2, 3.82% (1 mo. LIBOR US + 0.15%), 06/26/2037 (a)(d)(g)	3,488,785	3,240,310
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035 (f)	151,737	121,530
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.72%, 05/26/2036 (a)(b)	2,760,590	1,795,024
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 5.40%, 08/25/2035 (b)	1,105,012	960,918
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.44% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	1,107,958	722,560
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	538,000	579,522
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	6,200,000	6,410,651
Series 2024-1, Class M1C, 8.30% (30 day avg SOFR US + 3.95%), 08/25/2034 (a)	5,430,000	5,547,055
Series 2024-1, Class M2, 8.95% (30 day avg SOFR US + 4.60%), 08/25/2034 (a)	1,000,000	1,042,962
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061 (a)(b)	3,551,792	3,316,649
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060 (a)(b)	1,681,542	1,553,484
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(e)	1,389,108	1,364,454
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(e)	926,072	880,974
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029 (a)(e)	5,000,000	5,116,055
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(e)	5,668,510	5,765,283
Series 2024-R1, Class M1, 4.00%, 10/25/2054 (a)(e)	1,500,000	1,388,451
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.69%, 02/25/2046 (a)(b)	3,000,000	2,761,095
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037 (a)(b)(c)	14,604,414	184,819
Series 2006-1A, Class A1, 4.59% (1 mo. Term SOFR + 0.26%), 12/25/2046 (a)(d)	2,569,876	2,374,326
Series 2006-2A, Class A1, 4.57% (1 mo. Term SOFR + 0.24%), 04/25/2047 (a)(d)	8,057,384	7,500,152
Series 2006-4A, Class A2, 4.62% (1 mo. Term SOFR + 0.29%), 11/25/2047 (a)(d)	2,948,553	2,479,388
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.85% (30 day avg SOFR US + 6.50%), 02/25/2050 (a)	2,159,000	2,016,607
Series 2021-CL1, Class M3, 5.90% (30 day avg SOFR US + 1.55%), 02/25/2050 (a)	2,016,442	1,917,499
Series 2021-CL1, Class M4, 7.00% (30 day avg SOFR US + 2.65%), 02/25/2050 (a)	2,086,010	1,904,973
Series 2021-CL1, Class M5, 7.60% (30 day avg SOFR US + 3.25%), 02/25/2050 (a)	834,301	745,984
Series 2024-10, Class A3, 5.50%, 10/25/2055 (a)(b)	2,742,436	2,734,977
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,333,909	767,689
CIM Trust
Series 2019-J1, Class B5, 3.92%, 08/25/2049 (a)(b)	613,000	399,032
Series 2021-J1, Class B4, 2.66%, 03/25/2051 (a)(b)	1,267,037	685,772
Series 2021-J2, Class B4, 2.67%, 04/25/2051 (a)(b)	1,517,907	858,089
Series 2021-J3, Class B4, 2.61%, 06/25/2051 (a)(b)	1,281,000	632,244
Series 2025-NR1, Class A1, 5.00%, 06/25/2064 (a)(e)	3,447,683	3,407,828
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036 (d)	2,525,225	2,259,809
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036 (f)	69,930	38,491
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap) (b)(d)	1,667,516	1,452,777
Series 2006-A7, Class 1A9, 5.09% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap) (d)	3,631,997	2,945,981
Series 2007-A3, Class 1A2, 5.04% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap) (d)	1,900,633	1,520,979
Series 2007-A3, Class APO, 0.00%, 03/25/2037 (f)	97,666	52,419
Series 2007-A4, Class APO, 0.00%, 04/25/2037 (f)	64,687	35,263
Series 2007-A5, Class 1A3, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap) (d)	3,083,603	2,583,911
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035 (f)	27,310	19,054
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065 (a)(b)	3,605,000	3,108,278
Series 2021-3R, Class M1, 2.36%, 12/25/2064 (a)(b)	2,862,000	2,351,751
Series 2022-2, Class B1, 3.96%, 02/25/2067 (a)(b)	1,750,000	1,444,265
Series 2022-3, Class B1, 4.21%, 02/25/2067 (a)(b)	2,362,000	2,062,118
Series 2022-4, Class B1, 4.70%, 03/25/2067 (a)(b)	3,535,000	3,252,423
Series 2022-5, Class A1, 4.55%, 04/25/2067 (a)(b)	1,453,486	1,471,593
Series 2022-5, Class B1, 4.68%, 03/25/2067 (a)(b)	4,714,000	4,335,009
Series 2022-6, Class M1, 4.62%, 06/27/2067 (a)(b)	969,978	880,021
Series 2022-7, Class B1, 6.28%, 04/25/2067 (a)(b)	3,916,000	3,936,868
Series 2022-7, Class B2, 6.28%, 04/25/2067 (a)(b)	4,452,000	4,484,028
Series 2022-8, Class B2, 6.50%, 08/25/2067 (a)(b)	1,170,000	1,160,886
Series 2023-2, Class B1, 7.93%, 07/25/2068 (a)(b)	2,000,000	2,038,928
Series 2023-2, Class B2, 7.93%, 07/25/2068 (a)(b)	2,260,000	2,275,956
Series 2023-3, Class B1, 7.85%, 09/25/2068 (a)(b)	2,000,000	2,035,414
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.06%, 05/25/2035 (b)(c)	9,665,458	63,328
Series 2005-16, Class X2, 0.00%, 06/25/2035 (b)(c)	14,692,164	147
Series 2005-24, Class 1AX, 0.00%, 07/20/2035 (b)(c)	6,266,912	4,970
Series 2005-27, Class 2X1, 0.00%, 08/25/2035 (b)(c)	16,579,609	166
Series 2005-38, Class X, 4.92%, 09/25/2035 (b)(c)	35,152,223	633
Series 2005-41, Class 2X2, 0.00%, 09/25/2035 (b)(c)	3,525,958	7,560
Series 2005-44, Class 1X, 0.02%, 10/25/2035 (b)(c)	17,553,970	40,321
Series 2005-51, Class 1X, 1.44%, 11/20/2035 (b)(c)	13,234,185	986,754
Series 2005-51, Class 3X2, 0.05%, 11/20/2035 (b)(c)	9,890,893	68,178
Series 2005-51, Class 4X, 0.03%, 11/20/2035 (b)(c)	13,840,343	60,621
Series 2005-56, Class 4X, 0.00%, 11/25/2035 (b)(c)	18,507,418	177,079
Series 2005-58R, Class A, 0.10%, 12/20/2035 (a)(b)(c)	34,128,300	341,454
Series 2005-59R, Class A, 2.21%, 12/20/2035 (a)(b)(c)	9,052,689	815
Series 2005-J11, Class 1A4, 4.84% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,563,515	1,334,225
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,401,741	879,306
Series 2006-29T1, Class 2A13, 4.74% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,970,236	897,224
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036 (b)(c)	2,336,912	43,198
Series 2006-OA1, Class 1X, 0.06%, 03/20/2046 (b)(c)	8,157,016	85,404
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046 (c)(e)	18,819,988	44,660
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046 (b)(c)	18,145,061	181
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046 (b)(c)	10,791,551	108
Series 2006-OA3, Class X, 0.00%, 05/25/2036 (b)(c)	10,880,137	28,005
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.44%, 10/25/2034 (b)(c)	4,446,723	192,614
Series 2004-25, Class 1X, 0.00%, 02/25/2035 (b)(c)	10,503,211	105
Series 2004-29, Class 1X, 0.00%, 02/25/2035 (b)(c)	1,478,419	15
Series 2005-1, Class 1X, 0.07%, 03/25/2035 (b)(c)	2,727,273	150
Series 2005-11, Class 4X, 0.05%, 04/25/2035 (b)(c)	3,670,844	183,898
Series 2005-2, Class 2X, 0.00%, 03/25/2035 (b)(c)	6,542,484	65
Series 2005-7, Class 3A2, 3.45%, 03/25/2035 (b)(d)	3,090,132	2,480,190
Series 2005-7, Class 3X, 0.86%, 03/25/2035 (b)(c)	838,039	32,510
Series 2006-12, Class X, 0.12%, 07/25/2036 (b)(c)	12,862,297	53,314
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,881,822	690,911
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035 (d)	1,942,856	742,711
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,782,622	1,679,902
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 5.14% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,698,375	797,542
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap) (a)(g)	391,142	307,213
Series 2017-RPL3, Class B5, 4.50%, 08/01/2057 (a)(b)	6,891,816	5,978,458
Series 2020-RPL4, Class B3, 4.00%, 01/25/2060 (a)(b)	10,124,150	6,804,856
Series 2020-RPL4, Class B4, 4.00%, 01/25/2060 (a)(b)	10,125,738	5,952,709
Series 2020-RPL4, Class XS, 1.53%, 01/25/2060 (a)(b)(c)	165,773,804	3,768,039
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056 (a)(b)	3,031,450	1,954,058
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056 (a)(b)	1,539,950	1,049,582
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056 (a)(b)(c)	101,614,004	172,033
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056 (a)(b)(c)	6,821,189	115,148
Series 2021-INV1, Class B3, 3.08%, 07/25/2056 (a)(b)	4,012,548	3,377,073
Series 2021-INV2, Class A11X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap) (a)(c)(h)	18,246,491	600,602
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056 (a)(b)(c)	10,931,957	230,172
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056 (a)(b)(c)	292,925,261	500,609
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056 (a)(b)(c)	16,743,756	105,469
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	1,000,000	779,637
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066 (a)(b)	1,450,914	1,284,789
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(e)	9,420,495	9,433,326
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067 (a)(b)	500,000	469,097
Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.27%, 01/25/2067 (a)(b)	2,000,000	1,622,972
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035 (d)	3,142,556	1,658,924
Series 2006-AB2, Class A8, 4.72%, 06/25/2036 (b)(d)	2,331,791	2,146,789
Series 2007-AR1, Class A1, 4.68% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap) (d)	4,888,651	4,665,675
Series 2007-AR1, Class A2, 4.80% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	849,039	765,166
Series 2007-BAR1, Class A4, 4.92% (1 mo. Term SOFR + 0.59%), 03/25/2037 (d)	83,950,000	5,775,172
Deutsche Mortgage Securities, Inc., Series 2009-RS6, Class A2B, 3.71%, 08/25/2037 (a)(b)(d)	6,161,479	5,711,623
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.01%, 09/19/2044 (b)(c)	10,884,684	4,419
Series 2004-AR2, Class C, 0.00%, 11/19/2044 (i)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (b)(c)	10,027,007	9,826
Series 2004-AR4, Class X2, 0.00%, 01/19/2045 (b)(c)	9,453,857	681
Series 2005-AR1, Class 1A, 4.97% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap) (d)	15,970,047	12,195,606
Series 2005-AR1, Class C, 0.00%, 02/19/2045 (i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045 (b)(c)	17,128,853	20,812
Series 2005-AR2, Class 2A1C, 4.87% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap) (d)	1,003,400	980,080
Series 2006-AR2, Class 2A1A, 4.63% (1 mo. Term SOFR + 0.31%), 10/19/2036 (d)	17,530,045	11,836,725
Series 2007-AR1, Class 1A1A, 4.57% (1 mo. Term SOFR + 0.25%), 04/19/2047 (d)	30,228,352	24,513,108
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	4,192
Eagle Re Ltd., Series 2021-2, Class M2, 8.60% (30 day avg SOFR US + 4.25%), 04/25/2034 (a)	3,000,000	3,104,409
Ellington Financial Mortgage Trust
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	2,710,000	1,867,155
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	2,910,000	2,178,068
Series 2022-4, Class AIOS, 0.25%, 09/25/2067 (a)(b)(c)	276,772,998	739,537
Series 2022-4, Class B3, 5.93%, 09/25/2067 (a)(b)	20,820,278	11,371,328
Series 2022-4, Class X, 0.00%, 09/25/2067 (a)(b)(c)	276,772,998	490,995
Series 2024-CES1, Class B1, 7.04%, 01/26/2060 (a)(b)	1,550,000	1,579,889
Series 2024-CES1, Class B2, 8.03%, 01/26/2060 (a)(b)	1,393,000	1,420,028
Series 2024-CES1, Class B3, 8.72%, 01/26/2060 (a)(b)	3,588,553	3,657,643
Series 2024-INV2, Class B3, 7.68%, 10/25/2069 (a)(b)	6,155,807	5,719,194
Series 2024-NQM1, Class B1A, 7.17%, 11/25/2069 (a)(b)	1,250,000	1,235,526
Series 2024-NQM1, Class B2, 7.65%, 11/25/2069 (a)(b)	2,897,500	2,804,713
Series 2024-NQM1, Class B3, 7.65%, 11/25/2069 (a)(b)	2,739,000	2,576,317
Series 2025-CES2, Class A3, 6.09%, 02/25/2060 (a)(e)	2,854,000	2,856,089
Series 2025-NQM1, Class B1B, 7.45%, 01/25/2070 (a)(b)	4,532,000	4,496,650
Series 2025-NQM1, Class B3, 7.45%, 01/25/2070 (a)(b)	5,008,000	4,663,359
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054 (a)(b)	3,501,456	3,616,419
Series 2024-HE1, Class C, 6.75%, 03/25/2054 (a)(b)	1,167,152	1,189,958
Series 2024-HE4, Class A, 5.06%, 09/25/2054 (a)(b)	2,643,008	2,681,897
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048 (a)(b)	2,598,271	2,289,443
Series 2018-6RR, Class B5, 4.91%, 10/25/2048 (a)(b)	2,478,000	2,052,148
Series 2021-1, Class B4, 3.08%, 02/01/2051 (a)(b)	2,601,035	2,093,347
Series 2021-1, Class B5, 3.08%, 02/01/2051 (a)(b)	1,222,000	640,459
Series 2021-10IN, Class B5, 3.50%, 10/25/2051 (a)(b)	1,177,661	907,372
Series 2021-2, Class B4, 2.78%, 04/25/2051 (a)(b)	1,340,188	747,649
Series 2021-2, Class B5, 2.78%, 04/25/2051 (a)(b)	1,343,000	682,009
Series 2021-6INV, Class B5, 3.48%, 08/25/2051 (a)(b)	2,921,201	2,251,737
Series 2021-9INV, Class AX1, 0.47%, 09/25/2041 (a)(b)(c)	189,098,920	2,193,358
Series 2021-9INV, Class B4, 2.97%, 09/25/2041 (a)(b)	458,357	416,744
Series 2021-9INV, Class B5, 2.97%, 09/25/2041 (a)(b)	1,211,408	774,421
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	638,472	524,197
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066 (a)(b)	1,250,000	931,185
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067 (a)(e)	773,221	781,274
Series 2022-NQM5, Class A3, 5.71%, 08/25/2067 (a)(e)	1,779,732	1,809,840
Series 2024-NQM1, Class A3, 6.51%, 01/25/2059 (a)(e)	699,453	711,728
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.22%, 02/25/2053 (a)(b)	45,308,085	41,233,348
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.16%, 06/25/2045 (b)(c)	11,127,034	91,564
Series 2005-AR3, Class X1, 0.00%, 08/25/2045 (b)(c)	20,568,506	245,917
Series 2005-AR4, Class 4A1A, 5.06% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	803,581	739,262
Series 2005-AR4, Class X4, 0.00%, 10/25/2045 (b)(c)	6,905,016	0
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036 (c)	13,788,825	476,556
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 4.73% (1 mo. Term SOFR + 0.26%), 02/26/2037 (a)	5,231,076	5,040,707
Series 2014-5R, Class 3B3, 4.73% (1 mo. Term SOFR + 0.26%), 02/26/2037 (a)(d)	5,707,000	5,106,367
Series 2014-5R, Class 3B4, 4.73% (1 mo. Term SOFR + 0.26%), 02/26/2037 (a)(d)	5,709,149	4,593,627
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.02%, 08/25/2049 (a)(b)	1,500,000	1,214,720
Series 2019-PJ1, Class B5, 4.02%, 08/25/2049 (a)(b)	577,000	415,289
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050 (a)(b)(c)	26,038,368	249,005
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051 (a)(b)	1,695,134	1,066,326
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051 (a)(b)(c)	305,784,984	261,752
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051 (a)(b)	1,714,288	1,396,823
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051 (a)(b)	1,485,255	919,678
Series 2020-RPL1, Class B1, 3.79%, 07/25/2059 (a)(b)	6,323,000	5,171,854
Series 2021-HP1, Class B3, 3.21%, 01/25/2052 (a)(b)(d)	3,484,144	2,931,109
Series 2021-HP1, Class B4, 3.21%, 01/25/2052 (a)(b)	3,493,603	2,909,022
Series 2021-HP1, Class B5, 3.21%, 01/25/2052 (a)(b)	1,403,104	1,132,167
Series 2021-INV1, Class B3, 3.02%, 12/25/2051 (a)(b)	3,939,983	3,288,932
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	821,257	674,396
Series 2021-MM1, Class B3, 2.73%, 04/25/2052 (a)(b)(d)	2,445,429	2,052,378
Series 2021-MM1, Class B4, 2.73%, 04/25/2052 (a)(b)	1,523,773	750,807
Series 2021-PJ1, Class B4, 2.75%, 06/25/2051 (a)(b)	2,236,283	1,651,679
Series 2021-PJ1, Class B5, 2.75%, 06/25/2051 (a)(b)	1,039,000	528,546
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052 (a)(b)	1,214,663	997,706
Series 2021-PJ11, Class B4, 2.86%, 04/25/2052 (a)(b)	1,300,000	666,073
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051 (a)(b)	1,191,638	953,562
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051 (a)(b)	1,198,800	730,663
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051 (a)(b)(c)	437,566,069	217,033
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051 (a)(b)	2,529,770	1,502,443
Series 2021-PJ5, Class B4, 2.59%, 10/25/2051 (a)(b)	3,529,747	2,413,002
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051 (a)(b)(c)	754,727,799	652,085
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051 (a)(b)	5,235,373	4,036,070
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052 (a)(b)	7,205,504	5,563,240
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052 (a)(b)	3,666,350	2,720,329
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052 (a)(b)	1,237,000	608,576
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(b)	1,500,000	922,457
Series 2021-PJ9, Class B4, 2.93%, 02/26/2052 (a)(b)	3,198,681	2,544,752
Series 2021-PJ9, Class B5, 2.93%, 02/26/2052 (a)(b)	1,204,468	833,864
Series 2022-GR1, Class B4, 3.20%, 06/25/2052 (a)(b)	3,644,066	2,862,695
Series 2022-GR1, Class B5, 3.20%, 06/25/2052 (a)(b)	1,144,118	852,588
Series 2022-LTV1, Class A14, 3.00%, 06/25/2052 (a)(b)	59,557,500	41,958,021
Series 2022-LTV1, Class A15X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap) (a)(c)(h)	12,944,265	456,350
Series 2022-LTV1, Class B2, 3.24%, 06/25/2052 (a)(b)(d)	4,571,705	3,758,430
Series 2022-LTV1, Class B4, 3.24%, 06/25/2052 (a)(b)	4,718,400	3,690,846
Series 2022-LTV1, Class B5, 3.24%, 06/25/2052 (a)(b)	737,192	541,878
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052 (a)(b)	4,114,311	3,361,742
Series 2023-CCM1, Class B1, 7.40%, 08/25/2053 (a)(b)	2,300,000	2,328,032
Series 2023-PJ3, Class A16, 5.50%, 10/27/2053 (a)(b)	3,883,268	3,907,088
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	2,769,391	2,801,859
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(b)	2,693,038	2,762,484
Series 2024-PJ3, Class B4, 6.19%, 08/25/2054 (a)(b)	2,340,000	1,908,532
Series 2024-PJ5, Class B4, 6.92%, 09/25/2054 (a)(b)	1,613,000	1,405,944
Series 2024-PJ6, Class B4, 6.75%, 10/25/2054 (a)(b)	1,584,000	1,355,828
Series 2024-PJ8, Class B4, 6.91%, 02/25/2055 (a)(b)	1,734,000	1,362,331
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061 (a)(b)	3,500,000	3,075,979
GSAA Trust
Series 2005-14, Class 2A3, 5.14% (1 mo. Term SOFR + 0.81%), 12/25/2035 (d)	1,914,044	1,684,954
Series 2007-2, Class AV1, 4.52% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,271,188	611,143
Series 2007-5, Class 2A1A, 4.68% (1 mo. Term SOFR + 0.35%), 04/25/2047 (d)	1,382,857	1,278,157
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 4.77% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,312,019	1,112,769
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035 (b)(c)	6,715,973	67
Series 2004-7, Class X1, 0.50%, 11/19/2034 (b)(c)	897,717	12,793
Series 2004-9, Class 4A2, 5.21% (1 mo. Term SOFR + 0.89%), 12/19/2034 (d)	1,504,738	1,330,941
Series 2005-1, Class X, 0.00%, 03/19/2035 (b)(c)	4,584,946	6,914
Series 2005-10, Class X, 0.00%, 11/19/2035 (b)(c)	22,308,582	223
Series 2005-11, Class X, 0.00%, 08/19/2045 (b)(c)	6,614,585	66
Series 2005-12, Class X2B, 0.11%, 10/19/2035 (b)(c)	6,958,553	70
Series 2005-13, Class X, 0.00%, 02/19/2036 (b)(c)	11,246,588	112
Series 2005-15, Class 2A11, 4.97% (1 mo. Term SOFR + 0.65%), 10/20/2045, (11.00% Cap) (d)	2,070,733	1,929,484
Series 2005-3, Class X2, 0.04%, 06/19/2035 (b)(c)	32,205,537	322
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035 (b)(c)	21,185,628	212
Series 2006-14, Class 2A1A, 4.73% (1 mo. Term SOFR + 0.41%), 01/25/2047 (d)	15,147,616	13,982,052
Series 2007-6, Class 1A1A, 4.63% (1 mo. Term SOFR + 0.31%), 08/19/2037, (10.50% Cap) (d)	14,655,351	11,849,350
Series 2007-6, Class 2A1A, 4.62% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,478,426	1,338,791
Helios Loan Funding Trust, 10.70%, 03/08/2053 (b)	60,838,935	64,391,138
Home RE Ltd.
Series 2021-2, Class M2, 7.60% (30 day avg SOFR US + 3.25%), 01/25/2034 (a)	8,250,000	8,307,527
Series 2023-1, Class M2, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2033 (a)	3,000,000	3,174,930
Homebanc Mortgage Trust, Series 2004-2, Class A2, 5.34% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	806,100	773,814
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 5.00% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap) (d)	3,060,359	2,745,090
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034 (b)(c)	1,471,745	15
Series 2005-16IP, Class AX, 0.00%, 07/25/2045 (b)(c)	11,005,375	5,536
Series 2005-AR10, Class AX, 0.00%, 06/25/2035 (b)(c)	24,022,621	240
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035 (b)(c)	38,082,189	381
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035 (b)(c)	18,557,476	15,477
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035 (b)(c)	9,064,573	0
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035 (b)(c)	11,536,120	151,792
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035 (b)(c)	15,094,301	151
Series 2006-AR25, Class 5A1, 3.74%, 09/25/2036 (b)(d)	3,741,358	2,938,736
Series 2007-AR9, Class 2A1, 3.79%, 04/25/2037 (b)(d)	3,095,124	1,935,554
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	2,994,870	2,896,635
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 4.90% (1 mo. Term SOFR + 0.57%), 12/25/2036, (11.50% Cap)	902,212	802,462
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.61%, 06/25/2049 (a)(b)	3,698,014	3,541,995
Series 2019-LTV1, Class B5, 4.61%, 06/25/2049 (a)(b)	1,752,008	1,434,043
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.67%, 10/25/2035 (b)(d)	4,665,973	3,706,051
Series 2006-A6, Class 1A4L, 4.62%, 10/25/2036 (b)	1,336,034	1,022,067
Series 2007-A4, Class 3A3, 5.44%, 06/25/2037 (b)	1,111,182	874,767
Series 2019-7, Class AX1, 0.00%, 02/25/2050 (a)(b)(c)	18,069,460	54
Series 2019-7, Class B4, 3.95%, 02/25/2050 (a)(b)	2,738,724	2,280,916
Series 2019-7, Class B5, 3.95%, 02/25/2050 (a)(b)	1,199,000	836,062
Series 2019-8, Class AX1, 0.14%, 03/25/2050 (a)(b)(c)	41,378,288	269,869
Series 2019-9, Class B5, 3.80%, 05/25/2050 (a)(b)	2,398,549	2,132,828
Series 2019-LTV3, Class B5, 4.34%, 03/25/2050 (a)(b)	1,717,631	1,551,508
Series 2020-1, Class B5, 3.81%, 06/25/2050 (a)(b)	2,051,289	1,742,365
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	198,231	176,705
Series 2020-3, Class B5, 3.83%, 08/25/2050 (a)(b)	1,573,508	1,380,242
Series 2020-5, Class B5, 3.57%, 12/25/2050 (a)(b)	1,667,826	1,298,661
Series 2020-LTV1, Class B5, 4.23%, 06/25/2050 (a)(b)	2,719,524	2,425,674
Series 2020-LTV2, Class B5, 4.00%, 11/25/2050 (a)(b)	2,961,461	2,517,419
Series 2021-10, Class B5, 2.83%, 12/25/2051 (a)(b)	2,307,956	1,605,525
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(b)	1,500,000	1,015,057
Series 2021-14, Class A3, 2.50%, 05/25/2052 (a)(b)	6,070,963	5,079,751
Series 2021-15, Class B3, 3.11%, 06/25/2052 (a)(b)	8,491,875	7,050,524
Series 2021-15, Class B4, 3.11%, 06/25/2052 (a)(b)	4,940,408	3,967,182
Series 2021-3, Class B4, 2.94%, 07/25/2051 (a)(b)	1,981,794	1,570,025
Series 2021-6, Class B4, 2.86%, 10/25/2051 (a)(b)	3,535,112	2,738,652
Series 2021-7, Class B4, 2.80%, 11/25/2051 (a)(b)	1,733,138	1,346,024
Series 2021-7, Class B5, 2.80%, 11/25/2051 (a)(b)	1,733,138	982,684
Series 2021-8, Class B4, 2.84%, 12/25/2051 (a)(b)	2,954,836	2,299,155
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052 (a)(b)	1,084,511	887,923
Series 2022-1, Class B4, 3.09%, 07/25/2052 (a)(b)	13,919,468	10,871,077
Series 2023-6, Class B4, 6.19%, 12/26/2053 (a)(b)	1,558,727	1,319,453
Series 2023-7, Class B4, 6.23%, 02/25/2054 (a)(b)	1,035,500	839,015
Series 2023-8, Class B4, 6.28%, 02/25/2054 (a)(b)	3,035,099	2,627,403
Series 2023-9, Class B4, 6.38%, 04/25/2054 (a)(b)	2,976,232	2,690,252
Series 2024-10, Class B6, 6.99%, 03/25/2055 (a)(b)	2,843,931	1,961,243
Series 2024-11, Class A2, 6.00%, 04/25/2055 (a)(b)(d)	6,324,853	6,458,877
Series 2024-4, Class B4, 7.15%, 10/25/2054 (a)(b)	3,008,007	2,836,009
Series 2024-5, Class B4, 6.94%, 11/25/2054 (a)(b)	2,615,164	2,478,550
Series 2024-5, Class B5, 6.94%, 11/25/2054 (a)(b)	2,366,000	2,028,062
Series 2024-6, Class B4, 6.94%, 12/25/2054 (a)(b)	2,512,639	2,204,376
Series 2024-6, Class B5, 6.94%, 12/25/2054 (a)(b)	1,795,000	1,518,186
Series 2024-8, Class A3, 5.50%, 01/25/2055 (a)(b)	2,359,827	2,348,335
Series 2024-8, Class B4, 7.04%, 01/25/2055 (a)(b)	2,611,000	2,310,628
Series 2024-9, Class B4, 7.01%, 02/25/2055 (a)(b)	3,319,991	3,107,063
Series 2024-9, Class B6, 6.82%, 02/25/2055 (a)(b)	2,676,609	1,849,928
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055 (a)(b)	1,631,525	1,639,386
Series 2024-INV1, Class A3, 5.50%, 04/25/2055 (a)(b)	3,223,010	3,223,126
Series 2025-2, Class A5A, 5.50%, 07/25/2055 (a)(b)	7,500,000	7,527,143
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(b)	2,980,398	2,613,887
JPMorgan Chase Bank NA
Series 2019-CL1, Class M2, 6.14% (1 mo. Term SOFR + 1.81%), 04/25/2047 (a)	3,430,360	3,501,722
Series 2019-CL1, Class M4, 7.04% (1 mo. Term SOFR + 2.71%), 04/25/2047 (a)	1,270,026	1,289,940
Series 2020-CL1, Class B, 14.44% (1 mo. Term SOFR + 10.11%), 10/25/2057 (a)	6,690,285	7,026,438
Series 2020-CL1, Class M2, 6.94% (1 mo. Term SOFR + 2.61%), 10/25/2057 (a)	2,755,245	2,811,736
Series 2020-CL1, Class M4, 8.79% (1 mo. Term SOFR + 4.46%), 10/25/2057 (a)	880,958	899,847
Series 2020-CL1, Class M5, 10.04% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	1,692,018	1,760,517
Series 2021-CL1, Class B, 11.25% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	1,150,672	1,109,599
Series 2021-CL1, Class M5, 8.20% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	379,051	345,539
Lake Summit Mortgage Trust
8.67%, 08/15/2049 (b)	2,710,263	2,691,373
6.68%, 08/28/2049 (b)	9,194,942	9,014,804
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (a)(e)	4,400,492	4,474,654
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037 (f)	15,777	11,649
Series 2007-9, Class AP, 0.00%, 10/25/2037 (f)	10,414	8,362
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.78%, 09/25/2035 (e)	1,663,006	1,495,572
Series 2007-7N, Class 1A1A, 4.88% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,499,032	2,342,115
Series 2007-9, Class WFIO, 0.55%, 04/25/2037 (c)	13,767,460	138
Luminent Mortgage Trust
Series 2006-1, Class A1, 5.16% (1 mo. Term SOFR + 0.83%), 04/25/2036 (d)	2,945,909	2,618,439
Series 2006-1, Class X, 0.06%, 04/25/2036 (b)(c)	20,887,055	88,478
Series 2006-2, Class X, 0.00%, 02/25/2046 (b)(c)	29,369,709	294
Series 2006-5, Class X, 0.00%, 07/25/2036 (b)(c)	24,850,706	249
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.71%, 09/25/2035 (b)	920,420	856,678
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034 (f)	73,323	60,884
Series 2007-1, Class 15PO, 0.00%, 05/25/2025 (f)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047 (d)	9,522,417	3,753,108
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035 (f)	9,895	5,782
Series 2007-1, Class AP, 0.00%, 11/25/2037 (f)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.67%, 03/25/2048 (a)(b)	1,799,000	1,311,228
Series 2018-MTG1, Class B5, 3.67%, 03/25/2048 (a)(b)	1,499,000	1,071,758
Series 2021-INV4, Class B5, 3.21%, 12/25/2051 (a)(b)	1,142,139	881,617
Series 2021-MTG1, Class B4, 2.65%, 04/25/2051 (a)(b)	1,031,571	800,188
Series 2021-MTG1, Class B5, 2.65%, 04/25/2051 (a)(b)	515,337	280,513
Series 2021-MTG2, Class B4, 2.67%, 06/25/2051 (a)(b)	1,576,205	1,143,440
Series 2021-MTG3, Class B5, 2.91%, 07/01/2051 (a)(b)	488,000	218,958
Merrill Lynch Mortgage Investors, Inc.
Series 2003-OPT1, Class M3, 3.16% (1 mo. Term SOFR + 2.59%), 07/25/2034	1,558,243	1,280,455
Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,626,264	660,070
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(b)	4,106,000	3,477,597
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(b)	4,500,000	3,792,524
Series 2024-NQM3, Class A3, 6.13%, 12/25/2069 (a)(e)	4,655,250	4,728,254
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE6, Class A3, 4.62% (1 mo. Term SOFR + 0.29%), 05/25/2037	11,852,303	10,484,974
Series 2007-HE6, Class A4, 4.69% (1 mo. Term SOFR + 0.36%), 05/25/2037 (d)	1,706,732	1,484,776
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 1AX, 0.61%, 03/25/2036 (b)(c)	13,553,482	383,794
Series 2006-5AR, Class AX, 0.27%, 04/25/2036 (b)(c)	14,298,928	73,768
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.37%, 08/26/2047 (a)(b)	1,010,309	894,114
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.94%, 03/25/2051 (a)(b)	760,096	449,759
Series 2021-1, Class B5, 2.94%, 03/25/2051 (a)(b)	988,000	509,865
Series 2021-3, Class B4, 2.78%, 06/25/2051 (a)(b)	1,093,000	557,880
Series 2021-4, Class B4, 2.92%, 07/25/2051 (a)(b)	1,240,000	647,750
Series 2021-5, Class B4, 2.98%, 08/25/2051 (a)(b)	1,963,761	1,147,379
MortgageIT Trust, Series 2006-1, Class 1X, 0.04%, 04/25/2036 (b)(c)	7,392,600	0
New Residential Mortgage LLC, Series 2025-FHT1, Class A, 6.55%, 03/25/2032 (a)(e)	1,939,636	1,946,412
New Residential Mortgage Loan Trust
Series 2018-2A, Class B6, 5.29%, 02/25/2058 (a)(b)	1,175,551	863,895
Series 2019-2A, Class B6, 4.75%, 12/25/2057 (a)(b)	4,952,711	3,734,334
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059 (a)(b)(c)	12,864,759	854,992
Series 2025-NQM2, Class A1, 5.57%, 05/25/2065 (a)(e)	6,900,735	7,006,282
Series 2025-NQM2, Class B1, 7.28%, 05/25/2065 (a)(b)	5,116,000	5,193,937
Series 2025-NQM2, Class B3, 7.28%, 05/25/2065 (a)(b)	11,758,000	10,785,425
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.20% (1 mo. Term SOFR + 0.27%), 03/26/2037 (a)(d)	3,531,609	2,747,440
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.97%, 10/25/2051 (a)(b)	1,715,000	931,772
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,552,259	1,264,382
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(b)	2,500,000	1,694,285
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(b)	1,012,649	863,116
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	1,795,687	1,495,907
PHH Alternative Mortgage Trust
Series 2007-1, Class 21PO, 0.00%, 02/25/2037 (f)	10,852	8,986
Series 2007-2, Class 2A2, 6.00%, 05/25/2037	975,101	845,306
PMT Loan Trust
Series 2024-INV2, Class A1, 6.00%, 12/25/2059 (a)(b)	3,131,645	3,172,767
Series 2025-INV4, Class A12, 5.50%, 03/25/2056 (a)(b)	5,000,000	4,971,210
Series 2025-INV4, Class A29, 6.00%, 03/25/2056 (a)(b)	16,822,000	17,062,723
Series 2025-INV4, Class A3, 5.50%, 03/25/2056 (a)(b)	2,250,000	2,263,460
Pretium Mortgage Credit Partners LLC
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(e)	1,823,274	1,836,949
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(e)	927,464	940,524
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054 (a)(e)	3,677,489	3,702,234
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a)(e)	1,856,871	1,875,125
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064 (a)(e)	8,000,000	7,274,176
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (a)	800,000	776,530
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/2054 (a)(b)	4,226,909	4,225,125
PRPM LLC
Series 2022-NQM1, Class B1, 5.42%, 08/25/2067 (a)(b)	3,500,000	3,441,064
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068 (a)(b)	750,000	773,381
Series 2024-1, Class A1, 6.96%, 02/25/2029 (a)(e)	3,283,318	3,352,635
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(e)	842,896	861,220
Series 2024-3, Class A1, 6.99%, 05/25/2029 (a)(e)	1,706,135	1,732,252
Series 2024-3, Class A2, 9.56%, 05/25/2029 (a)(e)	1,000,000	1,019,585
Series 2024-5, Class A1, 5.69%, 09/25/2029 (a)(e)	2,935,979	2,973,726
Series 2024-7, Class A1, 5.87%, 11/25/2029 (a)(e)	2,722,660	2,733,578
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(e)	1,447,987	1,424,195
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054 (a)(e)	1,000,000	931,194
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054 (a)(e)	1,250,000	1,182,975
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054 (a)(e)	2,000,000	1,880,512
Series 2024-RPL4, Class A3, 4.00%, 12/25/2054 (a)(e)	2,936,000	2,774,394
Radian Mortgage Capital Trust, Series 2025-J1, Class A4, 5.50%, 07/25/2055 (a)(b)	10,368,323	10,335,735
Radnor RE Ltd.
Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	2,900,422	2,923,100
Series 2024-1, Class M1C, 7.85% (30 day avg SOFR US + 3.50%), 09/25/2034 (a)	500,000	505,892
Series 2024-1, Class M2, 8.35% (30 day avg SOFR US + 4.00%), 09/25/2034 (a)	1,500,000	1,552,377
RALI Trust
Series 2005-QA13, Class 2A1, 5.34%, 12/25/2035 (b)(d)	3,174,584	2,849,297
Series 2005-QO5, Class X, 1.71%, 01/25/2046 (b)(c)	19,377,513	1,574,481
Series 2005-QS13, Class AP, 0.00%, 09/25/2035 (f)	173,456	114,558
Series 2005-QS17, Class A1, 6.00%, 12/25/2035 (d)	1,466,887	1,306,491
Series 2005-QS17, Class AP, 0.00%, 12/25/2035 (f)	224,471	149,702
Series 2006-QA7, Class 2A1, 4.81% (1 mo. Term SOFR + 0.48%), 08/25/2036 (d)	4,402,949	3,934,995
Series 2006-QA9, Class A1, 4.80% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,376,326	740,495
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036 (d)	1,748,429	1,357,226
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036 (d)	1,741,958	1,377,677
Series 2006-QS12, Class AP, 0.00%, 09/25/2036 (f)	71,309	43,502
Series 2006-QS14, Class A15, 4.74% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,287,306	922,146
Series 2006-QS14, Class A25, 6.50%, 11/25/2036 (d)	4,392,335	3,647,153
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	860,195	738,221
Series 2006-QS15, Class AP, 0.00%, 10/25/2036 (f)	95,267	45,690
Series 2006-QS16, Class AP, 0.00%, 11/25/2036 (f)	98,568	48,429
Series 2006-QS3, Class 1A1, 5.14% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap) (d)	2,209,616	1,819,146
Series 2006-QS3, Class 1A8, 4.84% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,192,118	998,333
Series 2006-QS5, Class AP, 0.00%, 05/25/2036 (f)	25,088	15,302
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036 (f)	33,402	20,126
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036 (f)	14,951	0
Series 2007-QA2, Class A3, 4.74% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap) (d)	4,472,412	3,838,770
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037 (f)	19,207	15,481
Series 2007-QS1, Class 2A10, 6.00%, 01/25/2037	1,278,924	990,138
Series 2007-QS3, Class AP, 0.00%, 02/25/2037 (f)	359,369	165,219
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037 (f)	494,490	28,629
Series 2007-QS5, Class AP, 0.00%, 03/25/2037 (f)	162,028	84,162
Series 2007-QS6, Class AP, 0.00%, 04/25/2037 (f)	276,945	136,259
Series 2007-QS9, Class AP, 0.00%, 07/25/2037 (f)	776,053	366,082
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051 (a)(b)	2,454,049	1,692,962
Series 2021-J1, Class B4, 2.71%, 07/25/2051 (a)(b)	1,291,000	651,116
Series 2022-J1, Class B4, 2.75%, 01/25/2052 (a)(b)	3,475,795	1,984,672
Series 2024-J2, Class A2, 5.50%, 07/25/2054 (a)(b)	1,701,152	1,682,578
Series 2024-J2, Class B5, 6.46%, 07/25/2054 (a)(b)	927,000	708,997
Series 2024-J3, Class B4, 6.41%, 10/25/2054 (a)(b)	747,000	597,346
Series 2024-J3, Class B5, 6.41%, 10/25/2054 (a)(b)	935,000	720,575
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035 (a)(b)	1,253,554	1,116,340
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051 (a)(b)	2,401,824	1,699,728
Series 2021-2, Class B5, 2.56%, 06/25/2051 (a)(b)	1,566,000	761,463
Series 2022-1, Class B3, 2.76%, 01/25/2052 (a)(b)	9,279,922	7,120,855
Series 2022-1, Class B4, 2.76%, 01/25/2052 (a)(b)	5,197,193	3,630,608
Series 2022-1, Class B5, 2.76%, 01/25/2052 (a)(b)	2,245,000	1,008,146
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.89% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,567,559	954,711
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,418,289	956,457
Series 2005-A11, Class PO, 0.00%, 10/25/2035 (f)	551,720	236,047
Series 2006-A2, Class A5, 5.14% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,847,288	560,227
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,941,451	1,168,317
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,905,941	1,871,762
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035 (f)	15,773	10,355
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036 (f)	11,190	5,808
Series 2006-S4, Class AP, 0.00%, 04/25/2036 (f)	105,972	69,400
Series 2006-S5, Class A4, 0.00%, 06/25/2036 (f)	28,158	16,114
Series 2007-S1, Class A7, 6.00%, 01/25/2037	1,014,763	818,598
Series 2007-S5, Class AP, 0.00%, 05/25/2037 (f)	164,040	84,348
Rithm Capital Corp.
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039 (a)	2,554,000	2,435,229
Series 2023-NQM1, Class B1, 7.53%, 10/25/2063 (a)(b)	3,000,000	2,941,749
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(b)	2,645,803	2,596,167
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050 (a)(b)(c)	26,202,262	2,986,665
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051 (a)(b)	1,449,524	1,583,238
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051 (a)(b)	1,159,619	1,264,466
Series 2021-MF1, Class A1, 2.81%, 11/25/2029 (a)(b)	7,785,447	7,926,807
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052 (a)(b)	3,153,250	2,925,882
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052 (a)(b)	2,011,000	1,849,219
Series 2022-SEQ2, Class B3, 7.58%, 02/25/2052 (a)(b)	2,254,499	2,132,450
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052 (a)	37,897,498	35,822,572
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052 (a)(b)	5,213,750	4,900,367
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052 (a)(b)(c)	102,053,625	860,006
Series 2022-SG2, Class A, 5.00%, 05/15/2052 (a)	15,000,000	15,120,165
Series 2023-FIG3, Class A, 7.07%, 08/25/2053 (a)(b)	3,079,845	3,159,299
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	4,961,893	5,137,643
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053 (a)(b)	4,250,000	4,330,181
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(e)	10,554,553	10,605,574
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030 (a)(e)	1,250,000	1,251,228
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.00%, 03/20/2035 (b)(c)	2,924,061	0
Series 2007-1, Class 5A1, 4.19%, 10/20/2046 (b)(d)	1,714,070	1,231,119
Series 2021-1, Class B4, 2.66%, 03/25/2051 (a)(b)	2,362,213	1,468,846
Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	2,152,898	2,180,853
Series 2023-5, Class B4, 6.05%, 12/25/2053 (a)(b)	1,191,000	940,693
Series 2024-2, Class A13, 6.00%, 03/25/2054 (a)(b)	3,000,000	3,061,281
Series 2024-7, Class A2, 6.00%, 08/25/2054 (a)(b)	3,820,304	3,912,461
Series 2024-8, Class B4, 6.67%, 09/25/2054 (a)(b)	2,831,008	2,603,466
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	530,686	486,736
Series 2021-2, Class A1, 1.74%, 12/25/2061 (a)(b)	3,064,716	2,594,013
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	1,640,476	1,401,199
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.86%, 07/25/2043 (a)(b)	782,566	691,646
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/2050 (a)(b)	6,000,000	5,379,504
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(b)	2,743,000	2,351,168
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(b)	137,315	129,633
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(b)	5,170,000	3,855,895
Series 2021-5, Class A3, 2.44%, 09/25/2066 (a)(b)	7,130,788	6,052,584
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	2,307,624	2,163,822
Series 2022-SFR3, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	1,969,614	1,973,810
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034 (b)(c)	3,533,618	35
Series 2004-AR7, Class X, 0.41%, 04/19/2035 (b)(c)	5,160,869	30,361
Series 2005-AR2, Class 1X, 0.01%, 05/25/2045 (b)(c)	6,607,760	9,740
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035 (b)(c)	9,043,078	16,024
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046 (b)(c)	9,986,430	112,897
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046 (b)(c)	35,124,162	27,502
Series 2006-AR7, Class X, 0.90%, 08/25/2036 (c)	22,454,243	743,011
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.00%, 01/25/2037 (a)(b)(c)	21,937,078	144,543
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.35%, 10/25/2057 (a)(b)	4,500,000	3,167,343
Series 2018-2, Class B4, 3.77%, 03/25/2058 (a)(b)	3,000,000	2,111,424
Series 2018-5, Class B3, 3.49%, 07/25/2058 (a)(b)	3,000,000	2,073,192
Series 2019-1, Class B2, 3.46%, 03/25/2058 (a)(b)	3,000,000	2,192,502
Series 2019-HY2, Class B3, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,294,000	2,067,568
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	2,548,781	2,365,684
Series 2024-3, Class M2, 5.10%, 07/25/2065 (a)(b)	1,695,000	1,535,429
Series 2024-4, Class A2, 4.45%, 10/27/2064 (a)(b)	2,897,000	2,626,768
Series 2024-4, Class M1, 4.45%, 10/27/2064 (a)(b)	4,966,000	4,364,041
Triangle Re Ltd., Series 2023-1, Class M1A, 7.75% (30 day avg SOFR US + 3.40%), 11/25/2033 (a)	3,693,564	3,727,751
Unlock Hea Trust
Series 2022-1, Class A, 7.00%, 09/25/2035 (a)(e)	8,570,148	8,595,789
Series 2022-1, Class B, 8.00%, 09/25/2035 (a)(e)	10,000,000	9,682,660
Series 2023-1, Class A, 7.00%, 10/25/2038 (a)	1,650,571	1,656,863
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051 (a)(b)	1,548,051	1,191,821
Series 2021-INV2, Class B5, 3.24%, 09/25/2051 (a)(b)	2,030,049	1,597,732
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055 (a)(e)	923,674	923,638
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(b)	1,750,000	1,275,297
Series 2021-3, Class B2, 3.96%, 06/25/2066 (a)(b)	2,270,000	1,646,851
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	2,500,000	1,858,890
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(b)	1,553,109	1,273,557
Series 2022-3, Class M1, 4.07%, 02/25/2067 (a)(b)	2,500,000	2,102,295
Series 2022-4, Class B1, 4.77%, 04/25/2067 (a)(b)	1,426,000	1,280,589
Series 2022-7, Class B1, 5.34%, 07/25/2067 (a)(b)	3,119,000	3,095,879
Series 2022-7, Class B2, 5.34%, 07/25/2067 (a)(b)	6,000,000	5,905,740
Series 2022-7, Class M1, 5.34%, 07/25/2067 (a)(b)	1,000,000	977,794
Series 2022-8, Class A3, 6.13%, 09/25/2067 (a)(e)	546,723	549,930
Series 2022-INV1, Class B1, 5.80%, 08/25/2067 (a)(b)	3,483,000	3,456,808
Series 2022-INV1, Class B2, 5.80%, 08/25/2067 (a)(b)	2,200,000	2,151,604
Series 2022-INV2, Class B1, 6.77%, 10/25/2067 (a)(b)	1,400,000	1,411,311
Series 2023-2, Class A2, 6.60%, 03/25/2068 (a)(e)	2,159,002	2,210,265
Series 2023-6, Class B2, 7.80%, 09/25/2068 (a)(b)	3,450,000	3,460,847
Series 2023-INV1, Class M1, 7.50%, 02/25/2068 (a)(b)	2,300,000	2,356,651
Series 2023-INV3, Class B2, 8.21%, 11/25/2068 (a)(b)	5,000,000	5,041,755
Series 2024-INV2, Class B1, 6.93%, 08/26/2069 (a)	1,500,000	1,484,550
Series 2025-1, Class B2, 7.35%, 01/25/2070 (a)(b)	1,250,000	1,210,499
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054 (a)(b)	1,000,000	1,061,192
Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(e)	1,000,000	996,908
Series 2024-CES2, Class B1, 7.50%, 10/25/2054 (a)(b)	1,000,000	1,032,202
Series 2024-CES3, Class A3, 6.19%, 01/25/2055 (a)(e)	2,000,000	2,035,158
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-MS7, Class P, 0.00%, 03/25/2033 (f)	198	156
Series 2004-AR10, Class X, 0.03%, 07/25/2044 (b)(c)	7,214,773	563
Series 2005-5, Class CB11, 5.84% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap) (d)	2,680,382	2,395,465
Series 2005-AR6, Class X, 0.00%, 04/25/2045 (b)(c)	13,737,141	87,780
Series 2006-2, Class 1A1, 6.00%, 03/25/2036	807,619	755,059
Series 2006-2, Class 4CB, 6.00%, 03/25/2036	929,129	900,297
Series 2006-AR15, Class 2A, 6.07% (MTA + 1.50%), 11/25/2046	724,068	559,357
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046 (b)(c)	10,583,911	147,476
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047 (b)(c)	59,949,811	19,244
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047 (b)(c)	17,661,053	63,968
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047 (b)(c)	51,907,485	4,153
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/2037	672,018	611,049
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038 (f)	15,019	9,682
Series 2019-3, Class B4, 3.73%, 07/25/2049 (a)(b)	1,627,000	1,142,806
Series 2019-4, Class B4, 3.51%, 09/25/2049 (a)(b)	2,124,000	1,399,157
Series 2021-1, Class B4, 2.70%, 12/25/2050 (a)(b)	1,818,000	997,169
Series 2021-1, Class B5, 2.70%, 12/25/2050 (a)(b)	1,011,000	511,774
Series 2022-1, Class B4, 2.97%, 08/25/2051 (a)(b)	1,488,238	1,150,627
Series 2022-1, Class B5, 2.97%, 08/25/2051 (a)(b)	1,158,000	548,650
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.85% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	6,600,000	6,551,015
Series 2021-CL2, Class M4, 9.70% (30 day avg SOFR US + 5.35%), 07/25/2059 (a)	11,770,452	11,610,009
Series 2021-CL2, Class M5, 10.85% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	6,875,338	6,700,877
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044 (a)(b)(d)	2,370,000	1,867,643
Series 2014-2, Class B5, 4.04%, 09/20/2044 (a)(b)	1,938,000	1,654,170
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,510,221,146)		1,353,196,369

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 17.9%	Par	Value
Federal Home Loan Mortgage Corp.
3.50%, 05/15/2041	40,000,000	36,104,882
Pool 000TBA, 5.50%, 05/15/2041	20,000,000	19,959,949
Pool QG4323, 6.00%, 06/01/2053	2,875,521	2,925,489
Pool QG6305, 4.50%, 07/01/2053	17,598,724	16,849,916
Pool QI2043, 6.00%, 03/01/2054	10,183,545	10,370,046
Pool QI2950, 6.00%, 04/01/2054	2,327,245	2,367,685
Pool QI4343, 4.50%, 04/01/2054	4,710,600	4,505,401
Pool QJ0225, 6.00%, 07/01/2054	10,872,337	11,078,248
Pool QJ5663, 5.00%, 10/01/2054	13,690,891	13,407,900
Pool QJ6122, 5.00%, 10/01/2054	2,865,383	2,800,783
Pool QJ6482, 5.00%, 10/01/2054	12,736,159	12,452,996
Pool QJ7677, 5.50%, 11/01/2054	6,959,294	6,953,817
Pool QJ7705, 5.00%, 11/01/2054	2,482,355	2,431,045
Pool QJ7711, 5.00%, 11/01/2054	5,378,954	5,264,409
Pool RJ0314, 6.00%, 11/01/2053	8,717,891	8,885,728
Pool RJ0846, 6.00%, 02/01/2054	2,460,408	2,497,012
Pool RJ1366, 5.00%, 04/01/2054	11,550,686	11,290,275
Pool RJ1430, 6.00%, 05/01/2054	5,762,515	5,848,244
Pool SD2500, 5.00%, 03/01/2053	11,094,563	10,844,436
Pool SD3636, 6.00%, 08/01/2053	1,423,162	1,450,560
Pool SD5143, 6.00%, 04/01/2054	21,405,804	21,764,394
Pool SD5381, 5.50%, 05/01/2054	9,394,095	9,383,762
Pool SD5709, 6.00%, 07/01/2054	3,730,451	3,805,766
Pool SD5781, 6.00%, 07/01/2054	7,909,091	8,063,824
Pool SD6195, 5.00%, 10/01/2053	8,751,193	8,597,653
Pool SD7029, 5.00%, 12/01/2054	1,939,017	1,914,692
Pool SD7182, 5.00%, 12/01/2054	1,978,790	1,936,652
Pool SD8134, 2.00%, 03/01/2051	12,765,209	10,132,308
Pool SD8322, 4.50%, 05/01/2053	355,151	339,015
Pool SD8383, 5.50%, 12/01/2053	2,710,845	2,701,934
Federal National Mortgage Association
Pool 000TBA, 5.00%, 05/15/2041	10,000,000	9,790,506
Pool BY0126, 5.50%, 04/01/2053	3,133,860	3,136,288
Pool CA7278, 2.50%, 10/01/2050	6,817,314	5,686,529
Pool CB3770, 3.50%, 06/01/2052	7,739,401	7,000,402
Pool CB4289, 4.50%, 08/01/2052	3,039,910	2,912,240
Pool CB8004, 6.00%, 02/01/2054	4,332,124	4,401,988
Pool CB8710, 6.00%, 06/01/2054	3,533,927	3,597,544
Pool CB9060, 5.50%, 08/01/2054	9,433,063	9,413,848
Pool CB9655, 5.00%, 12/01/2054	4,812,353	4,709,874
Pool DA0007, 5.50%, 09/01/2053	4,665,091	4,649,757
Pool DB3770, 5.50%, 05/01/2054	4,167,375	4,156,282
Pool DB6624, 5.50%, 06/01/2054	1,210,628	1,218,905
Pool DC1302, 5.00%, 08/01/2054	1,476,090	1,452,498
Pool DC3426, 5.00%, 09/01/2054	2,826,547	2,768,122
Pool DC4050, 5.00%, 10/01/2054	20,204,121	19,754,923
Pool DC5656, 5.00%, 11/01/2054	2,977,823	2,912,549
Pool DC5739, 5.50%, 11/01/2054	2,934,639	2,931,411
Pool DC5743, 5.50%, 11/01/2054	4,966,153	4,963,794
Pool DC6402, 5.00%, 11/01/2054	2,960,717	2,893,967
Pool FA0161, 5.50%, 12/01/2054	2,827,096	2,823,104
Pool FS3826, 3.00%, 01/01/2052	3,199,851	2,776,725
Pool FS6925, 2.50%, 12/01/2051	2,314,014	1,928,291
Pool FS7280, 5.00%, 03/01/2053	10,844,549	10,627,170
Pool FS7798, 6.00%, 06/01/2054	4,836,076	4,920,112
Pool FS8458, 5.50%, 11/01/2053	4,504,384	4,498,024
Pool FS9409, 5.50%, 10/01/2054	25,719,135	25,731,043
Government National Mortgage Association
5.50%, 05/15/2053	50,000,000	49,988,866
Pool MA8429, 5.50%, 11/20/2052	8,161,120	8,146,724
Pool MA8647, 5.00%, 02/20/2053	7,553,391	7,396,968
Pool MA8725, 5.00%, 03/20/2053	1,345,887	1,318,015
Pool MA8727, 6.00%, 03/20/2053	3,167,750	3,201,141
Pool MA8799, 4.50%, 04/20/2053	3,537,267	3,383,318
Pool MA8878, 5.00%, 05/20/2053	7,963,137	7,798,229
Pool MA9166, 3.00%, 09/20/2053	3,386,630	3,007,202
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $495,025,094)		492,825,180

ASSET-BACKED SECURITIES - 16.2%	Par	Value
Automobile - 8.7%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	1,500,000	21,122
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (a)	750,000	767,585
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029 (a)	500,000	485,638
Avis Budget Car Rental LLC
Series 2021-1A, Class C, 2.13%, 08/20/2027 (a)	540,000	519,310
Series 2021-2A, Class D, 4.08%, 02/20/2028 (a)	5,750,000	5,511,811
Series 2023-1A, Class C, 6.23%, 04/20/2029 (a)	700,000	709,311
Series 2023-3A, Class D, 7.32%, 02/20/2028 (a)	1,250,000	1,252,576
Series 2023-5A, Class D, 7.35%, 04/20/2028 (a)	1,250,000	1,243,946
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	8,000,000	8,735,696
CAL Receivables LLC, Series 2022-1, Class B, 8.69% (30 day avg SOFR US + 4.35%), 10/15/2026 (a)	5,934,370	5,919,509
Carvana Auto Receivables Trust
Series 2019-3A, Class R, 0.00%, 07/15/2026 (a)	11,000	1,780,087
Series 2019-4A, Class R, 0.00%, 10/15/2026 (a)	13,000	2,592,172
Series 2021-N1, Class F, 4.55%, 01/10/2028 (a)	1,013,217	994,031
Series 2021-N2, Class E, 2.90%, 03/10/2028 (a)	13,718,770	13,206,123
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	14,895,947	14,313,374
Series 2023-N1, Class E, 10.46%, 04/10/2030 (a)	5,000,000	5,369,292
Series 2023-N2, Class E, 9.94%, 04/10/2030 (a)	4,000,000	4,208,768
Series 2023-N3, Class E, 9.49%, 09/10/2030 (a)	4,000,000	4,197,923
Series 2024-P2, Class D, 6.10%, 06/10/2031	432,000	443,732
Series 2024-P3, Class D, 5.39%, 09/10/2032	544,000	540,773
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028 (a)	428,850	425,834
Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	492,565
Series 2022-D, Class E, 12.12%, 06/17/2030 (a)	4,100,000	4,513,250
Series 2023-D, Class E, 10.13%, 05/15/2031 (a)	6,120,000	6,683,254
Series 2024-A, Class E, 8.42%, 08/15/2031 (a)	1,000,000	1,032,515
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	5,270,000	5,438,211
Series 2024-C, Class E, 8.04%, 03/15/2032 (a)	1,500,000	1,536,200
Series 2025-A, Class E, 7.65%, 08/16/2032 (a)	1,800,000	1,799,489
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,700,000	1,657,142
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	6,000,000	5,826,658
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	9,300,000	8,587,016
Series 2022-5A, Class E, 10.45%, 04/15/2030 (a)	7,146,000	7,526,327
Series 2022-6A, Class E, 11.61%, 06/17/2030 (a)	2,500,000	2,750,872
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	2,640,000	2,841,288
Series 2023-3A, Class E, 9.98%, 01/15/2031 (a)	3,028,000	3,262,477
Series 2024-1A, Class E, 7.89%, 08/15/2031 (a)	2,375,000	2,426,405
Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	4,096,000	4,191,095
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	6,784,000	6,907,417
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	4,000,000	3,985,425
Series 2025-1A, Class E, 7.48%, 09/15/2032 (a)	1,989,000	1,998,758
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030 (a)	688,000	741,935
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	1,128,000	1,164,715
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	1,717,000	1,718,629
Flagship Credit Auto Trust
Series 2021-2, Class E, 3.16%, 09/15/2028 (a)	4,100,000	3,920,114
Series 2021-4, Class E, 4.03%, 03/15/2029 (a)	4,000,000	3,530,392
Series 2022-1, Class E, 5.37%, 06/15/2029 (a)	1,000,000	819,166
Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	400,000	401,948
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.69%, 08/15/2029 (a)	5,000,000	4,835,102
GLS Auto Receivables Trust
Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	3,000,000	2,910,123
Series 2023-1A, Class E, 11.42%, 03/15/2030 (a)	7,870,000	8,798,888
Series 2023-2A, Class E, 9.37%, 01/15/2030 (a)	3,000,000	3,216,373
Series 2023-3A, Class E, 9.27%, 08/15/2030 (a)	2,500,000	2,666,105
Series 2023-4A, Class E, 9.72%, 08/15/2030 (a)	5,270,000	5,708,947
Series 2024-3A, Class E, 7.25%, 06/16/2031 (a)	1,000,000	992,897
Series 2024-4A, Class E, 7.51%, 08/15/2031 (a)	1,500,000	1,491,574
Series 2025-1A, Class E, 7.19%, 03/15/2032 (a)	1,000,000	982,046
Hertz Global Holdings, Inc.
Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,935,000	12,303,467
Series 2022-2A, Class D, 5.16%, 06/26/2028 (a)	4,000,000	3,772,970
Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	800,000	837,455
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	1,159,048	1,177,445
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028 (a)	1,828,874	1,837,446
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.99% (30 day avg SOFR US + 2.65%), 11/15/2027 (a)	750,000	752,729
LAD Auto Receivables Trust, Series 2024-2A, Class D, 6.37%, 10/15/2031 (a)	1,000,000	1,032,764
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	800,000	812,564
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	6,682,000	6,826,308
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (a)	21,720	21,721
Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	1,383,045	1,411,218
SBNA Auto Receivables Trust
Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	512,662
Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	1,000,000	1,031,569
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	965,183	968,274
Strike Acceptance Auto Funding Trust
Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	2,061,080	2,065,014
Series 2025-1A, Class C, 8.70%, 04/15/2032 (a)	1,000,000	996,388
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 06/15/2028 (a)	2,200,000	2,322,716
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025 (a)	231,092	229,376
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	1,300,000	549,471
Series 2022-1A, Class D, 9.14%, 07/15/2027 (a)	2,053,000	21
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	4,125,612	4,097,759
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	3,500,000	3,698,926
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.25%, 06/15/2028 (a)	3,000,000	2,914,356
		240,766,550
Consumer - 6.6%
ACHV ABS Trust
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	1,650,000	1,680,245
Series 2024-3AL, Class E, 7.00%, 12/26/2031 (a)	1,750,000	1,709,554
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	800,000	813,217
Series 2024-A, Class 1E, 9.17%, 02/15/2029 (a)	6,440,000	6,508,287
Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	900,000	905,753
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	3,350,000	3,385,522
Series 2024-X1, Class CERT, 0.00%, 05/15/2029 (a)	10,885	271,437
Series 2024-X2, Class CERT, 0.00%, 12/17/2029 (a)	9,712	621,740
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	2,220,000	2,002,808
Bankers Healthcare Group, Inc.
Series 2024-1CON, Class D, 8.00%, 04/17/2035 (a)	800,000	826,194
Series 2025-1CON, Class E, 8.62%, 04/17/2036 (a)	2,000,000	1,982,276
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051 (a)	7,500,515	7,272,273
Series 2021-GRN2, Class D, 4.00%, 06/25/2051 (a)	2,038,454	1,965,736
GreenSky Home Improvement Trust, Series 2024-1, Class D, 7.33%, 06/25/2059 (a)	500,000	516,612
LendingClub Receivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045 (a)	932,340	17,206
Series 2019-7, Class R1, 0.00%, 01/15/2027 (a)	19,049,500	98,395
Series 2019-7, Class R2, 0.00%, 01/15/2027 (a)	4,408,000	22,768
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	456,880	443,329
Series 2022-A, Class E, 7.02%, 06/15/2029 (a)	3,320,000	33
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	1,500,000	358,052
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028 (a)	1,576,000	105,975
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	3,820,000	3,855,886
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	20,477,000	20,823,790
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	23,640,000	23,892,078
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	509,207
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	400,000	392,155
Series 2023-1A, Class C, 11.24%, 03/20/2045 (a)	900,000	876,671
Oportun Financial Corp.
Series 2021-C, Class D, 5.57%, 10/08/2031 (a)	1,408,313	1,375,002
Series 2022-3, Class C, 10.15%, 01/08/2030 (a)	316,027	316,490
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	1,514,385	1,481,909
Series 2021-3, Class C, 3.27%, 05/15/2029 (a)	933,356	901,757
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	1,131,339	1,099,659
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	13,978,735	13,683,343
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	4,999,702	4,947,988
Series 2024-10, Class E, 10.41%, 06/15/2032 (a)	2,499,788	2,490,419
Series 2024-10, Class F, 12.00%, 06/15/2032 (a)	1,999,831	1,848,918
Series 2024-11, Class E, 10.33%, 07/15/2032 (a)	5,999,311	5,953,544
Series 2024-11, Class F, 12.00%, 07/15/2032 (a)	1,749,799	1,626,418
Series 2024-6, Class D, 11.35%, 11/15/2031 (a)	442,193	455,962
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	2,145,401	2,215,606
Series 2024-8, Class E, 10.41%, 01/15/2032 (a)	2,499,888	2,539,728
Series 2024-9, Class E, 10.11%, 03/15/2032 (a)	999,847	993,748
Series 2025-1, Class E, 10.08%, 07/15/2032 (a)	3,760,000	3,687,168
Series 2025-1, Class F, 12.00%, 07/15/2032 (a)	1,250,000	1,188,504
Series 2025-2, Class E, 10.90%, 10/15/2032 (a)	3,000,000	2,898,493
Series 2025-2, Class F, 12.00%, 10/15/2032 (a)	1,000,000	938,833
Series 2025-3, Class D, 6.99%, 12/15/2032 (a)	1,800,000	1,808,552
Series 2025-3, Class E, 12.63%, 12/15/2032 (a)	1,750,000	1,757,336
Powerpay Securitization Funding LLC
Series 2024-1A, Class A, 6.53%, 02/18/2039 (a)	708,442	725,902
Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	500,000	511,633
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	2,000,000	2,099,549
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	600,000	609,777
Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	400,000	408,494
Reach Financial LLC
Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	1,000,000	1,025,186
Series 2025-1A, Class D, 7.75%, 08/16/2032 (a)	1,000,000	1,003,225
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,840,000	1,771,786
Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	600,000	614,839
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	500,000	513,597
Series 2024-B, Class D, 8.83%, 11/20/2037 (a)	3,590,000	3,612,441
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	4,200,000	4,280,393
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 17.88%, 05/15/2027 (a)(b)	583,783	534,467
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031 (a)	1,000,000	1,022,373
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027 (a)	4,250,000	534,369
Upstart Pass-Through Trust Series
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026 (a)	8,452,371	516,083
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (a)	11,400,000	784,569
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027 (a)	1,475,000	133,346
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027 (a)	5,450,000	1,173,954
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029 (a)	1,500,000	296,995
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 (a)	2,370,000	602,882
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	1,629,000	528,267
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (a)	2,400,000	874,720
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030 (a)	1,500,000	340,182
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026 (a)	20,143	243,931
Series 2019-3, Class CERT, 0.00%, 01/21/2030 (a)(c)	25,442	32,729
Series 2021-4, Class C, 3.19%, 09/20/2031 (a)	3,791,205	3,725,297
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	9,307,500	9,079,231
Series 2022-1, Class C, 5.71%, 03/20/2032 (a)	1,800,000	1,040,963
Series 2022-2, Class C, 8.43%, 05/20/2032 (a)	4,072,992	3,608,722
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	3,600,000	3,675,218
		181,991,696

Credit Card - 0.0%(k)
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (a)	500,000	501,152

Equipment - 0.5%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030 (a)	6,038,000	6,224,543
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	512,000	508,664
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	3,740,000	3,852,017
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,246,019
Series 2024-RVM1, Class E, 8.42%, 01/22/2046 (a)	315,000	314,314
		14,145,557

Property Assessed Clean Energy - 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	2,946,992	2,704,193

Solar - 0.2%
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048 (a)	993,535	762,697
Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	900,000	582,993
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	2,079,040	1,704,205
Mosaic Solar Loans LLC
Series 2019-1A, Class B, 0.00%, 12/21/2043 (a)(f)	153,399	143,089
Series 2021-2A, Class B, 2.09%, 04/22/2047 (a)	792,600	584,371
		3,777,355

Structured Settlement - 0.0%(k)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054 (a)	508,510	453,196

Whole Business - 0.1%
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051 (a)	1,930,000	1,939,343
TOTAL ASSET-BACKED SECURITIES (Cost $494,182,263)		446,279,042

CORPORATE OBLIGATIONS - 6.7%	Par	Value
Basic Materials - 0.5%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031 (a)	600,000	622,032
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	1,900,000	1,868,248
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (a)	1,900,000	1,787,398
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	800,000	771,989
12.00%, 02/15/2031 (a)	400,000	361,090
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	1,700,000	1,644,714
First Quantum Minerals Ltd., 8.00%, 03/01/2033 (a)	1,900,000	1,882,195
Magnera Corp., 4.75%, 11/15/2029 (a)	1,800,000	1,570,806
Mercer International, Inc., 5.13%, 02/01/2029	1,400,000	1,153,412
Methanex Corp., 5.25%, 12/15/2029	305,000	290,036
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	200,000	211,035
Olin Corp., 6.63%, 04/01/2033 (a)	350,000	332,536
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	1,900,000	1,920,816
		14,416,307

Communications - 0.4%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	2,100,000	2,064,953
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	2,400,000	2,362,056
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	1,900,000	1,838,039
10.00%, 02/15/2031 (a)	1,250,000	1,184,675
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	500,000	499,901
Gray Media, Inc., 5.38%, 11/15/2031 (a)	3,900,000	2,330,408
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	400,000	396,612
Univision Communications, Inc., 8.00%, 08/15/2028 (a)	800,000	777,838
		11,454,482

Consumer, Cyclical - 0.7%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	600,000	527,083
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	1,730,000	1,598,811
Carnival Corp., 6.13%, 02/15/2033 (a)	600,000	595,302
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	600,000	633,586
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	1,200,000	1,228,235
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)	2,000,000	2,036,600
FirstCash, Inc., 4.63%, 09/01/2028 (a)	1,500,000	1,455,722
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	1,500,000	1,428,408
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	1,300,000	1,208,541
NCL Corp. Ltd., 6.25%, 03/01/2030 (a)	1,350,000	1,318,093
Phinia, Inc.
6.75%, 04/15/2029 (a)	400,000	404,770
6.63%, 10/15/2032 (a)	600,000	589,436
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	775,000	769,759
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	350,000	212,680
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	907,719
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	450,000	457,543
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	3,100,000	3,023,847
		18,396,135

Consumer, Non-cyclical - 0.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	3,900,000	3,901,484
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	390,000	387,420
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	600,000	599,833
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (a)	600,000	615,028
DaVita, Inc., 6.88%, 09/01/2032 (a)	1,650,000	1,667,162
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	600,000	559,575
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	1,900,000	1,936,200
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	800,000	838,506
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	2,500,000	2,472,667
Hertz Global Holdings, Inc., 12.63%, 07/15/2029 (a)	350,000	340,765
Medline Borrower LP, 5.25%, 10/01/2029 (a)	900,000	855,556
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	350,000	347,598
NESCO Holdings, Inc., 5.50%, 04/15/2029 (a)	300,000	272,401
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	900,000	853,059
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,200,000	1,191,959
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	900,000	892,133
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	1,900,000	1,857,906
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	350,000	325,646
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	538,964
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	2,100,000	1,984,442
US Foods, Inc., 7.25%, 01/15/2032 (a)	200,000	209,472
VT Topco, Inc., 8.50%, 08/15/2030 (a)	2,040,000	2,136,874
Williams Scotsman, Inc., 6.63%, 04/15/2030 (a)	1,000,000	1,019,155
		25,803,805

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	1,925,000	1,902,047

Energy - 0.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	900,000	929,982
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (a)	1,200,000	1,213,712
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	600,000	597,263
Aris Water Holdings LLC, 7.25%, 04/01/2030 (a)	450,000	446,972
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (a)	500,000	447,973
Comstock Resources, Inc., 5.88%, 01/15/2030 (a)	450,000	407,973
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	275,000	279,752
8.00%, 05/15/2033	900,000	874,208
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	198,000	209,163
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	320,000	315,756
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	950,000	962,797
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	600,000	586,845
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	800,000	736,298
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	200,000	164,036
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	1,000,000	883,585
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	1,610,000	1,141,254
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,550,000	2,345,350
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	700,000	652,513
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	630,000	636,723
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	215,000	184,998
8.38%, 06/01/2031 (a)	950,000	917,022
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	200,000	183,500
		15,117,675

Financial - 2.8%
A10 Capital LLC, 5.88%, 08/17/2026 (a)	1,000,000	977,788
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	2,000,000	1,822,086
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	600,000	623,804
Brookline Bancorp, Inc., 7.88% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	980,094
Clear Street Holdings LLC, 5.88%, 05/15/2026 (a)	2,000,000	1,977,179
Columbia Banking System, Inc., 9.84% (3 mo. Term SOFR + 5.52%), 12/10/2025 (a)	2,500,000	2,482,323
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	1,900,000	1,867,862
Customers Bank, 8.00% (3 mo. Term SOFR + 3.70%), 06/26/2029 (a)	1,000,000	994,934
Encore Capital Group, Inc., 8.50%, 05/15/2030 (a)	500,000	519,198
EZCORP, Inc., 7.38%, 04/01/2032 (a)	1,425,000	1,495,381
FedNat Holding Co., 7.75%, 03/15/2029 (i)(l)	2,500,000	150,000
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	3,000,000	2,751,876
Financial Institutions, Inc., 6.00% to 04/15/2025 then 3 mo. LIBOR US + 3.94%, 04/15/2030 (g)	1,125,000	1,114,344
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	992,829
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	762,994
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,217,365
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,364,381
Freedom Mortgage Corp., 7.63%, 05/01/2026 (a)	1,900,000	1,896,619
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	900,000	917,608
8.38%, 04/01/2032 (a)	650,000	636,360
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	984,143
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	4,000,000	3,666,173
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	400,000	411,020
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,950,000	1,945,373
goeasy Ltd., 7.63%, 07/01/2029 (a)	1,950,000	1,967,768
HomeStreet, Inc., 6.50%, 06/01/2026	750,000	725,092
Jacksonville Bancorp, Inc. Statutory Trust, 8.31% (3 mo. Term SOFR + 4.01%), 09/15/2038 (a)	1,200,000	1,142,965
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	500,000	502,730
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	1,050,000	1,029,765
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	730,000	765,907
LD Holdings Group LLC, 6.13%, 04/01/2028 (a)	500,000	412,074
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029 (a)	200,000	209,327
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025 (a)	3,500,000	3,469,375
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031 (a)	2,000,000	1,839,976
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028 (a)	2,500,000	2,487,091
7.13%, 02/01/2032 (a)	1,200,000	1,246,072
NexBank Capital, Inc., 6.00%, 07/15/2032 (a)	1,000,000	946,211
OneMain Finance Corp., 4.00%, 09/15/2030	2,000,000	1,775,680
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,200,000	1,230,408
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (a)	900,000	841,061
5.75%, 09/15/2031 (a)	900,000	858,112
PHH Corp., 9.88%, 11/01/2029 (a)	800,000	774,680
PRA Group, Inc., 5.00%, 10/01/2029 (a)	2,600,000	2,371,385
Primis Financial Corp., 8.49% (3 mo. Term SOFR + 4.21%), 01/31/2027 (a)	1,000,000	981,922
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)	3,000,000	2,992,435
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	250,000	249,414
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)	1,000,000	970,402
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	100,000	103,827
6.00%, 04/15/2030 (a)	900,000	890,468
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	1,200,000	1,250,486
Texas State Bankshares, Inc., 8.11% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	2,000,000	1,999,676
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (a)	4,000,000	3,905,000
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	2,800,000	2,714,471
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	1,200,000	1,099,290
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	600,000	610,878
		75,915,682

Industrial - 0.7%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	600,000	609,852
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	1,200,000	1,226,072
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	1,000,000	976,843
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,400,000	1,303,134
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	1,000,000	1,023,317
Coherent Corp., 5.00%, 12/15/2029 (a)	1,900,000	1,821,640
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033 (a)	1,200,000	1,149,487
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	600,000	608,671
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	1,175,000	1,073,874
Knife River Corp., 7.75%, 05/01/2031 (a)	600,000	628,231
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	1,900,000	1,889,164
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	950,000	954,385
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	200,000	187,084
Sealed Air Corp., 6.50%, 07/15/2032 (a)	300,000	305,372
Seaspan Corp., 5.50%, 08/01/2029 (a)	950,000	868,127
Sensata Technologies, Inc., 3.75%, 02/15/2031 (a)	1,000,000	875,584
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	1,900,000	1,858,567
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	1,200,000	1,216,012
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	400,000	386,780
XPO, Inc., 7.13%, 06/01/2031 (a)	250,000	256,171
		19,218,367

Technology - 0.0%(k)
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	500,000	502,816

Utilities - 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	400,000	399,692
Pike Corp., 8.63%, 01/31/2031 (a)	225,000	236,325
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	100,000	105,805
6.88%, 04/15/2032 (a)	1,200,000	1,243,913
		1,985,735
		184,713,051
TOTAL CORPORATE OBLIGATIONS (Cost $188,881,883)

COLLATERALIZED LOAN OBLIGATIONS - 5.3%	Par	Value
Anchorage Credit Funding Ltd.
Series 2019-8A, Class BR, 3.01%, 07/25/2037 (a)	9,350,000	8,651,733
Series 2019-9A, Class BR, 3.05%, 10/25/2037 (a)	7,000,000	6,474,587
Series 2019-9A, Class CR, 3.55%, 10/25/2037 (a)	3,000,000	2,778,126
Apidos CLO Ltd.
Series 2023-43A, Class D, 9.28% (3 mo. Term SOFR + 5.00%), 04/25/2035 (a)	3,800,000	3,813,110
Series 2023-46A, Class E, 12.23% (3 mo. Term SOFR + 7.95%), 10/24/2036 (a)	2,000,000	2,014,474
Ares CLO Ltd.
Series 2020-58A, Class D2R2, 8.69% (3 mo. Term SOFR + 4.40%), 04/15/2038 (a)	3,000,000	2,951,283
Series 2023-68A, Class E, 12.83% (3 mo. Term SOFR + 8.55%), 04/25/2035 (a)	7,000,000	7,081,361
AUF Funding LLC, Series 2022-1A, Class A1LN, 6.77% (3 mo. Term SOFR + 2.50%), 01/20/2031 (a)	538,148	538,911
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031 (b)	428,329	12,850
Series 2023-IIA, Class A2, 7.47% (3 mo. Term SOFR + 3.20%), 01/20/2032 (a)(d)	5,000,000	5,000,935
Series 2023-IIA, Class B, 8.42% (3 mo. Term SOFR + 4.15%), 01/20/2032 (a)	1,150,000	1,153,912
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 6.77% (3 mo. Term SOFR + 2.50%), 10/21/2035 (a)(d)	10,000,000	10,047,570
Black Diamond CLO Ltd., Series 2022-1A, Class E, 11.78% (3 mo. Term SOFR + 7.50%), 10/25/2035 (a)	2,500,000	2,523,222
Blackrock CLO Ltd., Series 2023-1A, Class C, 8.92% (3 mo. Term SOFR + 4.65%), 04/20/2035 (a)	2,000,000	2,009,322
Blue Owl Capital Corp. II, Series 2023-13A, Class A, 6.85% (3 mo. Term SOFR + 2.55%), 09/20/2035 (a)	3,000,000	3,005,436
Bryant Park Funding Ltd., Series 2023-20A, Class E, 12.89% (3 mo. Term SOFR + 8.63%), 07/15/2036 (a)	2,750,000	2,758,937
Capital Four US CLO Ltd., Series 2022-1A, Class BR, 6.92% (3 mo. Term SOFR + 2.65%), 01/20/2037 (a)(d)	8,500,000	8,548,255
Carlyle Global Market Strategies, Series 2023-2A, Class E, 12.44% (3 mo. Term SOFR + 8.17%), 07/20/2036 (a)	3,000,000	3,016,608
CIFC Funding Ltd.
Series 2018-3A, Class D, 7.38% (3 mo. Term SOFR + 3.11%), 07/18/2031 (a)	2,000,000	1,992,392
Series 2019-FAL, Class D, 9.24% (3 mo. Term SOFR + 4.97%), 01/20/2033 (a)	5,000,000	4,965,175
Jamestown CLO Ltd., Series 2018-11A, Class A2, 6.20% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,200,000	1,199,956
Katayma CLO Ltd., Series 2023-1A, Class E, 12.41% (3 mo. Term SOFR + 8.14%), 10/20/2036 (a)	4,500,000	4,533,592
Man US CLO Ltd., Series 2024-1A, Class D2, 9.47% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)	2,000,000	2,002,384
Marble Point CLO Ltd., Series 2022-1A, Class E, 12.45% (3 mo. Term SOFR + 8.18%), 04/20/2035 (a)	3,000,000	2,996,187
MCF CLO Ltd., Series 2017-3A, Class ER, 13.68% (3 mo. Term SOFR + 9.41%), 07/20/2033 (a)	3,000,000	3,000,744
NBBLUE, 9.74%, 04/15/2040 (i)	3,000,000	3,000,000
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.77% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	2,000,000	2,001,670
Oaktree CLO Ltd., Series 2023-2A, Class D, 9.72% (3 mo. Term SOFR + 5.45%), 07/20/2036 (a)(d)	6,000,000	6,021,984
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.22% (3 mo. Term SOFR + 1.96%), 04/15/2031 (a)	2,500,000	2,493,550
Orion CLO Ltd., Series 2023-2X, Class E, 12.18% (3 mo. Term SOFR + 7.90%), 01/25/2037 (m)	2,000,000	2,007,874
Parallel CLO Ltd., Series 2023-1A, Class D, 13.52% (3 mo. Term SOFR + 9.25%), 07/20/2036 (a)	3,500,000	3,521,192
Park Blue CLO Ltd.
Series 2023-3A, Class D, 9.67% (3 mo. Term SOFR + 5.40%), 04/20/2036 (a)(d)	5,000,000	5,017,995
Series 2023-3A, Class E, 12.07% (3 mo. Term SOFR + 7.80%), 04/20/2036 (a)	3,000,000	3,019,977
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 12.09% (3 mo. Term SOFR + 7.82%), 10/20/2037 (a)	1,000,000	920,211
Series 2023-14A, Class E, 12.85% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	4,600,000	4,641,198
Post CLO Ltd., Series 2023-1A, Class D, 9.52% (3 mo. Term SOFR + 5.25%), 04/20/2036 (a)	1,000,000	1,003,268
THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 7.48% (3 mo. Term SOFR + 3.21%), 01/20/2031 (a)	2,340,000	2,326,309
Trinitas CLO Ltd.
Series 2020-14A, Class D, 8.84% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	3,000,000	2,978,034
Series 2023-22A, Class B1, 7.17% (3 mo. Term SOFR + 2.90%), 07/20/2036 (a)(d)	5,300,000	5,301,892
Series 2023-22A, Class E, 12.98% (3 mo. Term SOFR + 8.71%), 07/20/2036 (a)	3,000,000	3,002,880
Voya CLO Ltd.
Series 2016-1A, Class BR, 6.33% (3 mo. Term SOFR + 2.06%), 01/20/2031 (a)	2,740,000	2,730,728
Series 2018-1A, Class C, 7.13% (3 mo. Term SOFR + 2.86%), 04/19/2031 (a)	1,750,000	1,722,408
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 07/20/2029 (a)(b)	4,900,000	490
Whitehorse Ltd., Series 2018-12A, Class C, 7.19% (3 mo. Term SOFR + 2.93%), 10/15/2031 (a)	2,130,000	2,129,900
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $150,600,364)		146,912,622

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 6.56% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	1,700,000	1,687,017
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 7.21% (1 mo. Term SOFR + 2.89%), 07/15/2041 (a)	4,500,000	4,501,318
Series 2024-IND, Class E, 8.26% (1 mo. Term SOFR + 3.94%), 07/15/2041 (a)	4,500,000	4,501,269
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2029 (a)	850,000	877,696
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.32% (1 mo. Term SOFR + 2.00%), 05/15/2039 (a)	2,400,000	2,384,155
Series 2024-NASH, Class C, 7.82% (1 mo. Term SOFR + 3.50%), 05/15/2039 (a)	800,000	793,952
Series 2024-NASH, Class D, 9.17% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	400,000	396,944
Series 2025-ASHF, Class C, 7.32% (1 mo. Term SOFR + 3.00%), 02/15/2042 (a)	3,250,000	3,266,195
BX Trust
Series 2024-AIRC, Class C, 6.91% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)	1,650,223	1,659,913
Series 2024-BIO, Class C, 6.96% (1 mo. Term SOFR + 2.64%), 02/15/2041 (a)	4,800,000	4,766,928
Series 2024-BIO, Class D, 7.96% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)	3,300,000	3,276,636
Series 2024-KING, Class D, 6.81% (1 mo. Term SOFR + 2.49%), 05/15/2034 (a)	2,467,516	2,478,925
Series 2024-PALM, Class D, 6.96% (1 mo. Term SOFR + 2.64%), 06/15/2037 (a)	1,038,462	1,038,797
Series 2024-VLT4, Class E, 7.21% (1 mo. Term SOFR + 2.89%), 07/15/2029 (a)	300,000	293,281
Series 2024-VLT4, Class F, 8.26% (1 mo. Term SOFR + 3.94%), 07/15/2029 (a)	4,500,000	4,509,279
Series 2025-BIO3, Class D, 7.19%, 02/10/2042 (a)(b)	1,750,000	1,736,609
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.21% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	5,500,000	5,481,911
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.93%, 07/15/2035 (a)(b)	1,450,000	1,463,083
Series 2024-1CHI, Class E, 7.83%, 07/15/2035 (a)(b)	1,800,000	1,815,588
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.30%, 06/10/2037 (a)(b)	1,600,000	1,634,867
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.29%, 04/13/2040 (a)(b)	1,200,000	1,223,244
Series 2024-HLTN, Class D, 7.98%, 04/13/2040 (a)(b)	1,200,000	1,238,658
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030 (a)(b)	11,606,272	11,638,421
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 8.54% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)	500,000	39,891
Hilton USA Trust
Series 2024-ORL, Class C, 6.76% (1 mo. Term SOFR + 2.44%), 05/15/2037 (a)	800,000	802,850
Series 2024-ORL, Class D, 7.51% (1 mo. Term SOFR + 3.19%), 05/15/2037 (a)	800,000	804,216
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.66% (1 mo. Term SOFR + 3.34%), 06/15/2041 (a)	1,700,000	1,657,570
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.47%, 05/10/2039 (a)(b)	700,000	722,499
Series 2024-T53, Class F, 12.32%, 05/10/2039 (a)(b)	400,000	413,902
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/2034 (a)(b)	3,250,000	3,280,349
Jackson Park Trust, Series 2019-LIC, Class E, 3.35%, 10/14/2039 (a)(b)	5,000,000	4,267,320
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.82% (1 mo. Term SOFR + 1.50%), 04/15/2031 (a)(d)	3,500,000	1,870,334
LBA Trust
Series 2024-BOLT, Class E, 8.01% (1 mo. Term SOFR + 3.69%), 06/15/2039 (a)	6,500,000	6,531,902
Series 2024-BOLT, Class F, 8.76% (1 mo. Term SOFR + 4.44%), 06/15/2039 (a)	1,400,000	1,406,765
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	2,675,333	2,806,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.29%, 02/15/2046 (a)(b)	1,000,000	47,966
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,040,000	902,413
TX Trust, Series 2024-HOU, Class D, 7.56% (1 mo. Term SOFR + 3.24%), 06/15/2039 (a)	500,000	500,156
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 7.14%, 03/15/2038 (a)(b)	5,200,000	5,165,467
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88%, 08/10/2031 (a)(b)	1,567,088	1,511,011
X-Caliber Funding LLC
12.07% (1 mo. Term SOFR + 7.75%), 06/06/2025 (a)	658,203	639,046
7.07% (1 mo. Term SOFR + 2.75%), 06/06/2025 (a)	3,510,418	3,501,073
11.00%, 09/01/2025 (a)	3,500,000	3,486,063
5.00%, 09/01/2025 (a)	300,000	299,786
11.46% (1 mo. LIBOR US + 6.50%), 11/01/2025 (a)(g)(l)	1,628,000	1,466,118
7.00%, 03/31/2026 (a)	3,621,300	3,355,761
Series 2019-1, Class B1, 20.08% (1 mo. Term SOFR + 15.75%), 11/06/2026 (a)	5,129,931	518
Series 2020-5, Class A, 7.69% (1 mo. Term SOFR + 3.37%), 10/06/2025 (a)	1,124,144	1,122,177
Series 2020-5, Class B1, 12.69% (1 mo. Term SOFR + 8.37%), 10/06/2025 (a)	2,623,002	2,610,422
Series 2021-10, Class B1, 12.44% (1 mo. Term SOFR + 8.12%), 06/06/2025 (a)	2,000,000	2,004,490
Series 2021-7, Class A, 7.44% (1 mo. Term SOFR + 3.11%), 01/06/2026 (a)	3,950,000	3,933,276
Series 2021-7, Class B2, 0.00%, 01/06/2026 (a)	1,788,000	1,824,069
Series 2021-9, Class B1, 12.44% (1 mo. Term SOFR + 8.12%), 04/06/2026 (a)(l)	1,215,000	217,920
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $128,331,836)		119,856,965

AFFILIATED EXCHANGE TRADED FUNDS - 1.3%	Shares	Value
Angel Oak High Yield Opportunities ETF (n)	1,915,240	20,761,202
Angel Oak Mortgage-Backed Securities ETF (n)	1,772,882	15,308,836
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $39,740,730)		36,070,038

COMMERCIAL REAL ESTATE - 0.7%	Par	Value
Geary (i)(j)(n)	7,068,750	7,068,750
Leavenworth (i)(j)(n)	2,945,000	2,945,000
Octavia (j)(n)	8,003,750	8,065,499
TOTAL COMMERCIAL REAL ESTATE (Cost $18,464,000)		18,079,249

COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 0.6%	Par	Value
Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.97% (30 day avg SOFR US + 5.61%), 10/25/2049 (a)	1,500,000	1,512,244
Series 2019-01, Class CE, 13.22% (30 day avg SOFR US + 8.86%), 10/25/2049 (a)	2,000,000	2,029,884
Series 2020-01, Class CE, 11.97% (30 day avg SOFR US + 7.61%), 03/25/2050 (a)	8,000,000	8,310,192
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 6.95% (30 day avg SOFR US + 2.61%), 11/25/2025 (a)	600,479	590,803
Series 2019-KF58, Class B, 6.60% (30 day avg SOFR US + 2.26%), 01/25/2026 (a)	1,182,007	1,174,344
Series 2019-KF64, Class B, 6.75% (30 day avg SOFR US + 2.41%), 06/25/2026 (a)	2,487,563	2,477,817
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $15,768,523)		16,095,284

COMMON STOCKS - 0.4%	Shares	Value
Energy - 0.0%(k)
Enviva Escrow (i)(j)	100,000	0
Enviva LLC (j)	3,638	56,389
		56,389

Financial - 0.2%
Kingstone Companies, Inc. (j)	122,236	2,078,012
PennyMac Mortgage Investment Trust	81,182	1,042,377
Redwood Trust, Inc.	238,507	1,481,128
		4,601,517

Real Estate Investment Trust - 0.2%
Annaly Capital Management, Inc.	84,833	1,662,727
Ellington Financial, Inc.	103,500	1,348,605
Rithm Capital Corp.	258,870	2,894,167
		5,905,499
TOTAL COMMON STOCKS (Cost $13,109,440)		10,563,405

PREFERRED STOCKS - 0.3%	Shares	Value
Financial - 0.2%
Dynex Capital, Inc., Series C, 9.98% (3 mo. Term SOFR + 5.72%), Perpetual	173,425	4,403,261
MFA Financial, Inc., Series C, 9.91% (3 mo. Term SOFR + 5.61%), Perpetual	52,942	1,310,844
		5,714,105

Real Estate Investment Trust - 0.1%
AGNC Investment Corp., Series E, 9.51% (3 mo. Term SOFR + 5.25%), Perpetual	66,529	1,666,551
TOTAL PREFERRED STOCKS (Cost $7,322,400)		7,380,656

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.3%	Par	Value
Federal Home Loan Mortgage Corp. Series 2022-DNA4, Class M1B, 7.70% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	2,100,000	2,176,217
Series 2018-SPI4, Class B, 4.51%, 11/25/2048 (a)(b)	9,082,770	6,557,315
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $11,190,932)		8,733,532

EXCHANGE TRADED FUNDS - 0.2%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	33,500	2,633,100
SPDR Bloomberg High Yield Bond ETF	27,900	2,642,409
TOTAL EXCHANGE TRADED FUNDS (Cost $5,186,878)		5,275,509

WHOLE LOANS - 0.2%	Par	Value
Agency High Balance Residential Mortgages
8.13%, 07/24/2026		613,200
8.00%, 04/26/2037	178,132	176,960
8.13%, 05/24/2037	278,529	278,090
7.75%, 08/24/2037	222,099	225,460
5.13%, 05/24/2048	464,819	435,607
Savannah Grand, 9.58%, 03/31/2026	3,111,177	3,103,140
TOTAL WHOLE LOANS (Cost $4,843,237)		4,826,455

WARRANTS - 0.1%	Contracts	Value
Financial - 0.1%
Kingstone Companies, Inc., Expires 12/30/2025, Exercise Price $1.00 (j)	142,744	2,502,302
TOTAL WARRANTS (Cost $380,158)		2,502,302

SHORT-TERM INVESTMENTS - 3.3%	Shares	Value
Money Market Funds - 3.3%
First American Government Obligations Fund - Class U, 4.27% (o)	91,401,709	91,401,709
TOTAL SHORT-TERM INVESTMENTS (Cost $91,401,709)		91,401,709

TOTAL INVESTMENTS - 106.8% (Cost $3,174,650,594)		2,944,711,368
Liabilities in Excess of Other Assets - (6.8)%		(187,348,852)
TOTAL NET ASSETS - 100.0%		$2,757,362,516

Percentages are stated as a percent of net assets.	–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
TBA – To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $1,948,489,357 or 70.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Interest only security.
(d)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At April 30, 2025, the value of securities pledged amounted to $246,609,018.
(e)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(f)	Principal only security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,173,751 or 0.5% of net assets as of April 30, 2025.

(j)	Non-income producing security.
(k)	Represents less than 0.05% of net assets.
(l)	Issuer is currently in default and not accruing income.
(m)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of April 30, 2025, the value of these securities total $2,007,874 or 0.1% of the Fund’s net assets.

(n)	Affiliated security as defined by the Investment Company Act of 1940.
(o)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Consolidated Schedule of Open Futures Contracts
Short Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(2,000)	06/30/2025	$(218,390,626)	$142,210

The average monthly notional value of long and short futures during the period ended April 30, 2025, was $62,148,797 and $(54,597,657), respectively.

Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection (a)
Reference Obligation	Implied Credit Spread at 04/30/25 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.69%	1.00%	Quarterly	06/20/2030	Wells Fargo Securities, LLC	$250,000,000	$(3,725,444)	$(3,073,773)	$(651,671)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

The average monthly notional value of long swaps during the period ended April 30, 2025, was $312,500,000.

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund record its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$1,353,186,368	$10,001	$1,353,196,369
Residential Mortgage-Backed Securities - U.S. Government Agency	–	492,825,180	–	492,825,180
Asset-Backed Securities	–	446,279,042	–	446,279,042
Corporate Obligations	–	184,563,051	150,000	184,713,051
Collateralized Loan Obligations	–	143,912,622	3,000,000	146,912,622
Commercial Mortgage-Backed Securities	–	119,856,965	–	119,856,965
Affiliated Exchange Traded Funds	36,070,038	–	–	36,070,038
Commercial Real Estate	–	8,065,499	10,013,750	18,079,249
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	16,095,284	–	16,095,284
Common Stocks	10,507,016	56,389	0	10,563,405
Preferred Stocks	7,380,656	–	–	7,380,656
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	8,733,532	–	8,733,532
Exchange Traded Funds	5,275,509	–	–	5,275,509
Whole Loans	–	4,826,455	–	4,826,455
Warrants	–	2,502,302	–	2,502,302
Short-Term Investments	91,401,709	–	–	91,401,709
Total	$150,634,928	$2,780,902,689	$13,173,751	$2,944,711,368

Other Financial Instruments
Assets
Futures Contracts*	$142,210	$–	$–	$142,210
Liabilities
Swaps*	–	(651,671)	–	(651,6721)
Total	$142,210	$(651,671)	$–	$(509,461)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment. Level 3 holdings as of April 30, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund's investment adviser.

The Fund had the following investments in affiliates during the period ended April 30, 2025:

Security Name	Value as of 01/31/25	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 04/30/25	Share/Par Balance	Dividend Income
Angel Oak High Yield Opportunities ETF	$25,121,512	$–	$(3,836,043)	$(184,529)	$(339,738)	$20,761,202	$1,915,240	$397,550
Angel Oak Income ETF	19,217,083	–	(4,129,939)	(685,999)	907,691	15,308,836	1,772,882	219,918
Octavia Holdings	8,003,750	446,500	–	–	(384,751)	8,065,499	8,003,750	–
Geary	–	7,068,750	–	–	–	7,068,750	7,068,750	–
Leavenworth	–	2,945,000	–	–	–	2,945,000	2,945,000	–
Total	$52,342,345	$10,460,250	$(7,965,982)	$(870,528)	$183,202	$54,149,287	$21,705,622	$617,468